Property and Equipment, Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Balance at beginning of period	$ 22,777
Balance at end of period	26,771	$ 22,777
Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	4,456
Balance at end of period	6,047	4,456
Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	998
Balance at end of period	790	998
Computer equipment and software
Property, plant and equipment
Balance at beginning of period	232
Balance at end of period	139	232
Leasehold improvements
Property, plant and equipment
Balance at beginning of period	13,239
Balance at end of period	11,679	13,239
Construction in progress [member]
Property, plant and equipment
Balance at beginning of period	3,852
Balance at end of period	8,116	3,852
Cost
Property, plant and equipment
Balance at beginning of period	33,297	28,647
Additions, net of transfers	8,422	5,332
Disposals	605	682
Reclassifications	0	0
Balance at end of period	41,115	33,297
Cost | Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	8,420	7,385
Additions, net of transfers	1,424	1,536
Disposals	323	642
Reclassifications	2,211	141
Balance at end of period	11,733	8,420
Cost | Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	1,452	1,452
Additions, net of transfers	0	0
Disposals	0	0
Reclassifications	0	0
Balance at end of period	1,452	1,452
Cost | Computer equipment and software
Property, plant and equipment
Balance at beginning of period	1,519	1,508
Additions, net of transfers	92	51
Disposals	282	40
Reclassifications	0	0
Balance at end of period	1,329	1,519
Cost | Leasehold improvements
Property, plant and equipment
Balance at beginning of period	18,054	17,656
Additions, net of transfers	183	399
Disposals	0	0
Reclassifications	248	0
Balance at end of period	18,485	18,054
Cost | Construction in progress [member]
Property, plant and equipment
Balance at beginning of period	3,852	646
Additions, net of transfers	6,723	3,347
Disposals	0	0
Reclassifications	(2,459)	(141)
Balance at end of period	$ 8,116	$ 3,852